33. ADDITIONAL INFORMATION TO CASH FLOWS	12 Months Ended
Dec. 31, 2020
Additional Information To Cash Flows [Abstract]
ADDITIONAL INFORMATION TO CASH FLOWS
33.	ADDITIONAL INFORMATION TO CASH FLOWS

The following table presents additional information on transactions related to the statement of cash flows:

			Consolidated
	12/31/2020	12/31/2019	12/31/2018
Income tax and social contribution paid	542,877	1,167,419	336,962
Addition to PP&E with interest capitalization (notes 11 and 28)	92,506	117,189	71,611
Initial adoption IFRS16 – Right of use		640,989
Remeasurement and addition – Right of use (note 11 a)	109,993	(151,558)
Addition to PP&E without adding cash	30,345	278,213	10,792
Capitalization in subsidiaries without cash	104,809
Addition to investment property without cash effect	61,597
	942,127	2,052,252	419,365